3. Loans, Nonaccrual (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Non-accrual loans
Non-accrual loans	$ 8,432	$ 10,728
Construction and land development
Non-accrual loans
Non-accrual loans	146	3,854
Single-family residential
Non-accrual loans
Non-accrual loans	4,023	2,370
Single-family residential - Banco de la Gente stated income
Non-accrual loans
Non-accrual loans	1,106	1,545
Commercial
Non-accrual loans
Non-accrual loans	2,992	2,598
Multifamily and Farmland
Non-accrual loans
Non-accrual loans	0	110
Total real estate loans
Non-accrual loans
Non-accrual loans	8,267	10,477
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	113	176
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 52	$ 75